Summary of Significant Accounting Policies (Details) - Schedule of Weighted Average Economic Lives of Intangible Assets	Dec. 31, 2023
Copyright [Member]
Schedule of Weighted Average Economic Lives of Intangible Assets [Line Items]
Intangible assets	10 years
Trademarks [Member]
Schedule of Weighted Average Economic Lives of Intangible Assets [Line Items]
Intangible assets	10 years
Patents [Member]
Schedule of Weighted Average Economic Lives of Intangible Assets [Line Items]
Intangible assets	10 years
Customer Relationships [Member]
Schedule of Weighted Average Economic Lives of Intangible Assets [Line Items]
Intangible assets	10 years
Technology [Member]
Schedule of Weighted Average Economic Lives of Intangible Assets [Line Items]
Intangible assets	7 years
Software [Member]
Schedule of Weighted Average Economic Lives of Intangible Assets [Line Items]
Intangible assets	5 years